Risks and Financial Instruments - Summary of foreign exchange hedging instruments designated as fair value hedge (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Ipiranga [member]
Disclosure of detailed information about hedges [line items]
Notional amount | $					$ 309,113	$ 188,621
Result of hedging instruments - gain/(loss) - R$	R$ (891,223)		R$ (129,670)
Adjustment of inventory fair value - US$ | $		$ 34,126		$ (4,352)
Foreign exchange hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount | $					$ 221,339	$ 175,000
Result of hedging instruments - gain/(loss) - R$	(142,863)		21,812
Fair value adjustment of debt - R$	28,000		47,064
Financial result of the debt - R$	R$ 28,291		R$ (105,059)
Average effective cost - DI %	107.00%	107.00%	104.90%	104.90%
Foreign exchange swap two [member]
Disclosure of detailed information about hedges [line items]
Notional amount	R$ 9,709		R$ 0
Result of hedging instruments - gain/(loss) - R$	2,573		0
Fair value adjustment of debt - R$	R$ (8)		R$ 0
Average effective cost - DI %	112.00%	112.00%	0.00%	0.00%
Interest rate hedging instruments [member]
Disclosure of detailed information about hedges [line items]
Notional amount	R$ 3,226,054		R$ 2,226,054
Result of hedging instruments - gain/(loss) - R$	(143,762)		(17,922)
Fair value adjustment of debt - R$	(44,312)		166,374
Financial result of the debt - R$	R$ (293,955)		R$ (245,710)
Average effective cost - DI %	102.90%	102.90%	102.00%	102.00%
Interest rate swap contract one [member]
Disclosure of detailed information about hedges [line items]
Notional amount	R$ 90,000		R$ 90,000
Result of hedging instruments - gain/(loss) - R$	(5,069)		(10,088)
Fair value adjustment of debt - R$	(486)		11,756
Financial result of the debt - R$	R$ (6,330)		R$ (5,914)
Average effective cost - DI %	99.90%	99.90%	99.90%	99.90%